                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31. 2008
                                               ---------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      MacNealy Hoover Investment Management, Inc.
         --------------------------------------------------
Address:   200 Market Ave., N., Suite 200
         --------------------------------------------------
           Canton, Ohio 44702
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Harry C.C. MacNealy
         --------------------------------------------------

Title:     CEO & CCO
         --------------------------------------------------

Phone:     330 454-1010
         --------------------------------------------------

Signature, Place, and Date of Signing:


---------------------     -------------------------        ----------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           -0-
                                           ------------

Form 13F Information Table Entry Total:      76
                                           ------------

Form 13F Information Table Value Total:      82,224
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                 FORM 13F INFORMATION TABLE

                                                       Current                                                  Voting
                                                        Value     Quantity            Investment    Other     Authority
        Description          Asset Class     CUSIP      (000)      SH/PRN     SH/PRN  Discretion  Managers  SOLE   Shared      None
        ------------         -----------     -----     -------  ------------  ------  ----------  --------  ----   ------      ----
1/100 Berkshire Htwy cl A   CL A            084670108   $2,801         2,000    SH       SOLE                       2,100
1/100 Berkshire Htwy cl A   CL A            084670108                    100             NON
3M Company                  COM             88579Y101     $604         7,625    SH       SOLE                       7,625
Abbott Laboratories         COM             002824100   $1,346        24,000    SH       SOLE                      24,200
Abbott Laboratories         COM             002824100                    400             NON
Abbott Laboratories         COM             002824100                                                                            200
Amer Electric Pwr Co Inc    COM             025537101     $322         7,200    SH       SOLE                       7,535
Amer Electric Pwr Co Inc    COM             025537101                    535             NON
Amer Electric Pwr Co Inc    COM             025537101                                                                            200
American Express Company    COM             025816109     $262         6,000    SH       SOLE                       6,000
Apple Computer Inc          COM             037833100     $445         2,300    SH       SOLE                       3,100
Apple Computer Inc          COM             037833100                    800             NON
AT&T Inc.                   COM             00206R102     $604        14,664    SH       SOLE                      15,774
AT&T Inc.                   COM             00206R102                  1,110             NON
Auto Data Processing        COM             053015103   $1,058        24,000    SH       SOLE                      24,750
Auto Data Processing        COM             053015103                    950             NON
Auto Data Processing        COM             053015103                                                                            200
Bank of America Corp.       COM             060505104   $1,549        40,438    SH       SOLE                      40,863
Bank of America Corp.       COM             060505104                    425             NON
BB&T Corporation            COM             054937107     $725        21,600    SH       SOLE                      22,100
BB&T Corporation            COM             054937107                  1,000             NON
BB&T Corporation            COM             054937107                                                                            500
Berkshire Hathaway Cl B     COM             084670207     $622           139    SH       SOLE                         139
BP p.l.c. Adr               SPONSORED ADR   055622104     $257         4,088    SH       SOLE                       4,245
BP p.l.c. Adr               SPONSORED ADR   055622104                    157             NON
Bristol-Myers Squibb Co     COM             110122108     $392        17,807    SH       SOLE                      18,397
Bristol-Myers Squibb Co     COM             110122108                    590             NON
Bucyrus Intl Inc            COM             118759109     $407         4,000    SH       SOLE                       4,000
Camco Financial Corp        COM             132618109   $1,092       100,782    SH       SOLE                     103,908
Camco Financial Corp        COM             132618109                  3,126             NON
Chevron Corporation         COM             166764100   $3,951        44,639    SH       SOLE                      45,689
Chevron Corporation         COM             166764100                  1,650             NON
Chevron Corporation         COM             166764100                                                                            600
Cisco Systems Inc           COM             17275R102     $483        19,444    SH       SOLE                      20,044
Cisco Systems Inc           COM             17275R102                    600             NON
Citigroup Inc               COM             172967101     $638        29,145    SH       SOLE                      29,528
Citigroup Inc               COM             172967101                    633             NON
Citigroup Inc               COM             172967101                                                                            250
Coca Cola Company           COM             191216100   $1,596        25,325    SH       SOLE                      25,825
Coca Cola Company           COM             191216100                    900             NON
Coca Cola Company           COM             191216100                                                                            400
ConocoPhillips              COM             20825C104   $2,203        28,353    SH       SOLE                      28,703
ConocoPhillips              COM             20825C104                    550             NON
ConocoPhillips              COM             20825C104                                                                            200
Deere & Co                  COM             244199105   $1,552        19,300    SH       SOLE                      19,300
Disney Walt Hldg Co         COM DISNEY      254687106     $761        22,640    SH       SOLE                      23,740
Disney Walt Hldg Co         COM DISNEY      254687106                  1,600             NON
Disney Walt Hldg Co         COM DISNEY      254687106                                                                            500
Dominion Resources Inc.     COM             25746U109     $323         7,900    SH       SOLE                       7,900
Dow Chemical Company        COM             260543103     $573        15,540    SH       SOLE                      15,540
DuPont E I De Nemour&Co     COM             263534109   $1,134        24,100    SH       SOLE                      24,250
DuPont E I De Nemour&Co     COM             263534109                    150             NON
E M C Corp Mass             COM             268648102     $521        35,400    SH       SOLE                      36,300
E M C Corp Mass             COM             268648102                    900             NON
Emerson Electric Co         COM             291011104   $1,292        24,600    SH       SOLE                      24,600
Emerson Electric Co         COM             291011104                    500             NON
Emerson Electric Co         COM             291011104                                                                            500
Exxon Mobil Corporation     COM             30231G102   $4,898        56,655    SH       SOLE                      57,505
Exxon Mobil Corporation     COM             30231G102    1,250                           NON
Exxon Mobil Corporation     COM             30231G102                                                                            400
F D X Corporation           COM             31428X106     $793         8,133    SH       SOLE                       8,358
F D X Corporation           COM             31428X106                    425             NON
F D X Corporation           COM             31428X106                                                                            200
Farmers Natl Banc Cp Oh     COM             309627107     $535        72,611    SH       SOLE                      74,335
Farmers Natl Banc Cp Oh     COM             309627107                  1,724             NON
Fifth Third Bancorp         COM             316773100   $1,179        55,457    SH       SOLE                      56,097
Fifth Third Bancorp         COM             316773100                    890             NON
Fifth Third Bancorp         COM             316773100                                                                            250
First Citizens Banc New     COM NO PAR      319459202   $1,963       131,034    SH       SOLE                     132,334
First Citizens Banc New     COM NO PAR      319459202                  2,600             NON
First Citizens Banc New     COM NO PAR      319459202                                                                          1,300
Firstmerit Corp             COM             337915102   $1,514        72,005    SH       SOLE                      72,505
Firstmerit Corp             COM             337915102                  1,300             NON
Firstmerit Corp             COM             337915102                                                                            800
General Dynamics Corp       COM             369550108   $1,059        12,300    SH       SOLE                      12,700
General Dynamics Corp       COM             369550108                    400             NON
General Electric Company    COM             369604103   $4,893       127,815    SH       SOLE                     131,415
General Electric Company    COM             369604103                  4,400             NON
General Electric Company    COM             369604103                                                                            800
Heinz H J Co                COM             423074103   $1,503        31,500    SH       SOLE                      32,000
Heinz H J Co                COM             423074103                    500             NON
Home Depot Inc              COM             437076102     $806        27,752    SH       SOLE                      28,302
Home Depot Inc              COM             437076102                  1,050             NON
Home Depot Inc              COM             437076102                                                                            500
Huntington Bancshs Inc      COM             446150104   $1,746       159,915    SH       SOLE                     159,099
Huntington Bancshs Inc      COM             446150104                  2,529             NON
Huntington Bancshs Inc      COM             446150104                                                                          3,345
Ingersoll-Rand Company      CL A            456866102   $1,082        23,900    SH       SOLE                      24,280
Ingersoll-Rand Company      CL A            456866102                    380             NON
Intel Corp                  COM             458140100     $391        15,950    SH       SOLE                      18,300
Intel Corp                  COM             458140100                  2,500             NON
Intel Corp                  COM             458140100                                                                            150
Intl Business Machines      COM             459200101   $3,178        27,187    SH       SOLE                      27,297
Intl Business Machines      COM             459200101                    410             NON
Intl Business Machines      COM             459200101                                                                            300
Ishares Russell 1000 Gro    RUSSELL1000GRW  464287614     $553        10,011    SH       SOLE                      10,161
Ishares Russell 1000 Gro    RUSSELL1000GRW  464287614                    150             NON
Ishares Russell Midcap      RUSSELL MIDCAP  464287499     $236         2,175    SH       SOLE                       2,525
Ishares Russell Midcap      RUSSELL MIDCAP  464287499                    350             NON
Ishares S&P Global Hlth Cr  S&P GBL HLTHCR  464287325     $263         5,010    SH       SOLE                       5,010
Ishares Tr Msci Eafe Fd     MSCI EAFE IDX   464287465   $1,131        14,850    SH       SOLE                      15,725
Ishares Tr Msci Eafe Fd     MSCI EAFE IDX   464287465                    875             NON
Ishares Tr Russell 2000     RUSSELL 2000    464287655     $283         4,025    SH       SOLE                       4,150
Ishares Tr Russell 2000     RUSSELL 2000    464287655                    125             NON
J P Morgan Chase & Co. Inc  COM             46625H100     $473        11,023    SH       SOLE                      11,023
Johnson & Johnson           COM             478160104   $2,837        43,128    SH       SOLE                      43,428
Johnson & Johnson           COM             478160104                    600             NON
Johnson & Johnson           COM             478160104                                                                            300
Keycorp Inc New             COM             493267108     $397        15,440    SH       SOLE                      15,440
Keycorp Inc New             COM             493267108                  2,650             NON
Keycorp Inc New             COM             493267108                                                                          2,650
Kimco Realty Corp           COM             49446R109     $235         6,000    SH       SOLE                       6,000
Lowes Companies Inc         COM             548661107     $412        17,550    SH       SOLE                      17,950
Lowes Companies Inc         COM             548661107                    400             NON
Mc Donalds Corp             COM             580135101     $283         5,068    SH       SOLE                       5,068
Medtronic Inc               COM             585055106     $510        10,350    SH       SOLE                      10,550
Medtronic Inc               COM             585055106                    200             NON
Merck & Co Inc              COM             589331115     $550        14,400    SH       SOLE                      14,500
Merck & Co Inc              COM             589331115                    100             NON
Microsoft Corp              COM             594918104   $2,080        70,450    SH       SOLE                      72,800
Microsoft Corp              COM             594918104                  2,850             NON
Microsoft Corp              COM             594918104                                                                            500
National City Corp          COM             635405103     $866        86,397    SH       SOLE                      86,997
National City Corp          COM             635405103                    600             NON
Natl Bancshares Corp Oh     COM             632592101   $2,810       156,518    SH       SOLE                     158,318
Natl Bancshares Corp Oh     COM             632592101                  1,800             NON
Oracle Corporation          COM             68389X105     $243        11,800    SH       SOLE                      12,400
Oracle Corporation          COM             68389X105                    600             NON
Pepsico Incorporated        COM             713448108   $1,552        21,093    SH       SOLE                      21,493
Pepsico Incorporated        COM             713448108                    400             NON
Pfizer Incorporated         COM             717081103   $1,004        44,995    SH       SOLE                      47,275
Pfizer Incorporated         COM             717081103                  2,955             NON
Pfizer Incorporated         COM             717081103                                                                            675
Philip Morris Intl Inc      COM             718172109     $286         5,648    SH       SOLE                       5,648
Procter & Gamble Co         COM             742718109   $3,726        52,482    SH       SOLE                      52,979
Procter & Gamble Co         COM             742718109                    697             NON
Procter & Gamble Co         COM             742718109                                                                            200
SPDR TRUST S&P500           COM             78462F103   $1,642        12,070    SH       SOLE                      12,445
SPDR TRUST S&P500           COM             78462F103                    375             NON
Sun Microsystems Inc New    COM NEW         866810203     $242        14,925    SH       SOLE                      15,112
Sun Microsystems Inc New    COM NEW         866810203                    687             NON
Sun Microsystems Inc New    COM NEW         866810203                                                                            500
Teva Pharm Inds Ltd Adrf    ADR             881624209     $575        12,450    SH       SOLE                      12,450
Textron Incorporated        COM             883203101     $418         7,550    SH       SOLE                       7,550
The Southern Company        COM             842587107     $201         5,350    SH       SOLE                       5,350
The Southern Company        COM             842587107                    300             NON
The Southern Company        COM             842587107                                                                            300
Verizon Communications      COM             92343V104     $290         7,322    SH       SOLE                       7,958
Verizon Communications      COM             92343V104                    636             NON
Vodafone Group PLC          SPONS ADR NEW   92857W209     $260         8,558    SH       SOLE                       8,817
Vodafone Group PLC          SPONS ADR NEW   92857W209                    259             NON
Wal-Mart Stores Inc         COM             931142103     $643        12,200    SH       SOLE                      12,200
Washington Mutual Inc       COM             939322103     $734        70,335    SH       SOLE                      71,110
Washington Mutual Inc       COM             939322103                    975             NON
Washington Mutual Inc       COM             939322103                                                                            200
Wells Fargo & Co New        COM             949746101     $554        19,050    SH       SOLE                      19,050
Whole Foods Market Inc      COM             966837106     $204         5,900    SH       SOLE                       5,900
Whole Foods Market Inc      COM             966837106                    300             NON
Whole Foods Market Inc      COM             966837106                                                                            300
Wrigley Wm JR Co            COM             982526105   $1,624        25,646    SH       SOLE                      25,846
Wrigley Wm JR Co Cl B       COM             982526204                    200             NON
Wrigley Wm JR Co Cl B       COM             982526204     $230         3,680    SH       SOLE                       3,705
Wrigley Wm JR Co Cl B       COM             982526204                     25             NON
Yum Brands Inc.             COM             988498101     $825        22,160    SH       SOLE                      22,160